Fees and Commissions Income (Details of Fees and Commissions Income) (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		¥ 1,502,052	¥ 1,438,578	¥ 1,462,792
Deposits [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		53,684	52,624	53,483
Remittances and Transfers [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		169,407	168,756	169,300
Foreign Trading Business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		66,025	73,176	78,239
Credit card business [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		238,112	225,877	212,515
Security-related Services [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		221,494	233,448	258,728
Administration and management services for investment funds [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		184,559	147,597	159,481
Trust fees [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		119,919	115,002	112,399
Guarantee fees [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	[1]	46,322	44,962	44,160
Insurance Commissions [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		44,415	46,918	49,223
Real Estate [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income		49,764	45,160	40,573
Others [Member]
Disaggregation of Contract Revenue [Line Items]
Fees and commissions income	[2]	¥ 308,351	¥ 285,058	¥ 284,691

[1]	Guarantee fees are not within the scope of the guidance on revenue from contracts with customers.
[2]	Other fees and commissions include non-refundable financing related fees that are not within the scope of the guidance on revenue from contracts with customers.